Right-of-use Assets - Summary Of Undiscounted Future Payments For A Not Yet Commenced Leasing Contract (Detail) - Non Adjusting Events After Reporting Period [Member] € in Thousands	Jan. 01, 2024 EUR (€)
Disclosure In Tabular Form Of Future Lease Payments For Contracts Not Yet Commenced [Line Items]
Future payments for a not yet commenced leasing contract	€ 11
Within five years
Disclosure In Tabular Form Of Future Lease Payments For Contracts Not Yet Commenced [Line Items]
Future payments for a not yet commenced leasing contract	11
Over five years [member]
Disclosure In Tabular Form Of Future Lease Payments For Contracts Not Yet Commenced [Line Items]
Future payments for a not yet commenced leasing contract	€ 0